RECEIVABLES	6 Months Ended
Jun. 30, 2025
Schedule Of Amounts Receivable
RECEIVABLES

4. RECEIVABLES

As at	June 30, 2025	December 31, 2024
Trade accounts receivable	$1,027,593	$674,998
Sales tax receivable	102,381	54,592
	$1,129,974	$729,590
Current portion	$1,129,974	$573,390
Long term portion	-	156,200
	$1,129,974	$729,590

Provision for doubtful accounts

Balance at December 31, 2023	289,495
Increase during the year	140,011
Balance at December 31, 2024	429,506
Increase during the period	63,256
Balance at June 30, 2025	$492,762

During the six months ended June 30, 2025, the Company recorded a provision for doubtful accounts of $63,256 (2024 – $nil).

The long-term receivable represents a refundable deposit that the Company has asked to have returned. The agreement allows for a two-year repayment term once the request has been made. Funds were requested in April of 2024.

The Company applies a direct customer analysis approach to measure expected credit losses. The Company assesses collectability of receivables of each customer on an individual basis using quantitative and qualitative information available to management. The historical loss rates are adjusted to reflect the current and forward-looking information on economic factors affecting the ability of the customers to make regular monthly payments on the receivables.

Receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include business closure and/or the failure to make monthly contractual payments.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Six Months Ended June 30, 2025

Expressed in Canadian Dollars (unaudited)